Fair Value Measurements (Changes in Level 3 Instruments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cash Accruals Not Included In Schedule Assets Measured For Fair Value On Recurring Basis	$ 9	$ 5
Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, ending balance	2,600	2,674
Level 3 | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance	11,510	10,977
Net realized/unrealized gains (losses) included in earnings	198	(681)
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	(20)	102
Purchases	3,878	8,891
Sales	(598)	(670)
Settlements	(2,687)	(7,126)
Transfers into Level 3	663	198
Transfers out of Level 3	(554)	(181)
Changes in Level 3, ending balance	12,390	11,510
Net change in unrealized gains (losses) relating to instruments still held	94	(96)
Level 3 | Recurring | Derivatives
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance	21	237
Net realized/unrealized gains (losses) included in earnings	21	(30)
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	1	2
Purchases	6	(2)
Sales	0	0
Settlements	(5)	(226)
Transfers into Level 3	2	37
Transfers out of Level 3	(1)	3
Changes in Level 3, ending balance	45	21
Net change in unrealized gains (losses) relating to instruments still held	21	6
Level 3 | Recurring | Retained interest
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance	21	27
Net realized/unrealized gains (losses) included in earnings	(2)	(4)
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	0	(1)
Purchases	3	6
Sales	0	0
Settlements	(5)	(7)
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Changes in Level 3, ending balance	17	21
Net change in unrealized gains (losses) relating to instruments still held	0	0
Level 3 | Recurring | Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance	480	734
Net realized/unrealized gains (losses) included in earnings	85	(65)
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	0	12
Purchases	32	44
Sales	(41)	(237)
Settlements	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	(279)	(8)
Changes in Level 3, ending balance	277	480
Net change in unrealized gains (losses) relating to instruments still held	73	(102)
Level 3 | US Corporate | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance	2,953	3,591
Net realized/unrealized gains (losses) included in earnings	22	(497)
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	121	135
Purchases	550	380
Sales	(234)	(424)
Settlements	(284)	(231)
Transfers into Level 3	175	108
Transfers out of Level 3	(163)	(109)
Changes in Level 3, ending balance	3,140	2,953
Net change in unrealized gains (losses) relating to instruments still held	0	0
Level 3 | State and municipal | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance	96	77
Net realized/unrealized gains (losses) included in earnings	0	0
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	38	(7)
Purchases	18	21
Sales	(36)	0
Settlements	(10)	(5)
Transfers into Level 3	472	10
Transfers out of Level 3	0	0
Changes in Level 3, ending balance	578	96
Net change in unrealized gains (losses) relating to instruments still held	0	0
Level 3 | Residential Mortgage Backed Securities | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance	86	100
Net realized/unrealized gains (losses) included in earnings	0	0
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	2	(5)
Purchases	0	0
Sales	(16)	(2)
Settlements	(9)	(7)
Transfers into Level 3	0	0
Transfers out of Level 3	(47)	0
Changes in Level 3, ending balance	16	86
Net change in unrealized gains (losses) relating to instruments still held	0	0
Level 3 | Commercial mortgage backed | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance	10	6
Net realized/unrealized gains (losses) included in earnings	0	0
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	0	0
Purchases	0	0
Sales	0	0
Settlements	(3)	(6)
Transfers into Level 3	2	10
Transfers out of Level 3	0	0
Changes in Level 3, ending balance	9	10
Net change in unrealized gains (losses) relating to instruments still held	0	0
Level 3 | Asset-backed | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance	6,898	5,023
Net realized/unrealized gains (losses) included in earnings	3	5
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	(206)	32
Purchases	2,249	2,632
Sales	0	(4)
Settlements	(1,359)	(795)
Transfers into Level 3	0	12
Transfers out of Level 3	(10)	(7)
Changes in Level 3, ending balance	7,575	6,898
Net change in unrealized gains (losses) relating to instruments still held	0	0
Level 3 | Corporate - non-U.S. | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance	678	850
Net realized/unrealized gains (losses) included in earnings	69	(91)
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	(10)	(2)
Purchases	1,018	5,810
Sales	(269)	(3)
Settlements	(1,012)	(5,849)
Transfers into Level 3	1	21
Transfers out of Level 3	(19)	(58)
Changes in Level 3, ending balance	456	678
Net change in unrealized gains (losses) relating to instruments still held	0	0
Level 3 | Government - non-U.S. | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance	31	42
Net realized/unrealized gains (losses) included in earnings	0	1
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	0	(12)
Purchases	0	0
Sales	0	0
Settlements	0	0
Transfers into Level 3	2	0
Transfers out of Level 3	(31)	0
Changes in Level 3, ending balance	2	31
Net change in unrealized gains (losses) relating to instruments still held	0	0
Level 3 | U.S. Government and federal agency | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance	225	277
Net realized/unrealized gains (losses) included in earnings	0	0
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	34	(52)
Purchases	0	0
Sales	0	0
Settlements	0	0
Transfers into Level 3	9	0
Transfers out of Level 3	(2)	0
Changes in Level 3, ending balance	266	225
Net change in unrealized gains (losses) relating to instruments still held	0	0
Level 3 | Available-for-sale Securities | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance	11	13
Net realized/unrealized gains (losses) included in earnings	0	0
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	0	0
Purchases	2	0
Sales	(2)	0
Settlements	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	(2)	(2)
Changes in Level 3, ending balance	9	11
Net change in unrealized gains (losses) relating to instruments still held	$ 0	$ 0